Trade and Other Payables (Details) - EUR (€)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	May 17, 2023
Trade and other payables [Line Items]
Facility agreement cost		€ 690,073
Interest accrued		7.00%
Trade and other payable		€ 14,183,000	€ 15,312,000
Advanced payment	€ 1,100,000
KEME [Member]
Trade and other payables [Line Items]
Trade and other payable		€ 530,000		€ 530,000